Document And Entity Information	Jun. 14, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2022
Entity Registrant Name	SPIRE GLOBAL, INC.
Entity Central Index Key	0001816017
Entity Emerging Growth Company	true
Entity File Number	001-39493
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1276957
Entity Address, Address Line One	8000 Towers Crescent Drive
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Vienna
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	(202)
Local Phone Number	301-5127
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.501 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SPIR.WS
Security Exchange Name	NYSE
Class A Common Stock Par Value 0.0001 Per Share 2 [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value of $0.0001 per share
Trading Symbol	SPIR
Security Exchange Name	NYSE